Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	2 Months Ended	3 Months Ended
	Feb. 28, 2017	Mar. 31, 2017
Related Party A [Member]
Professional Fee	$ 60,000	$ 60,000